DLA Piper Rudnick Gray Cary US LLP 701 Fifth Avenue Suite 7000 Seattle, Washington 98104-7044 T 206.839.4823 F 206.839.4801 W www.dlapiper.com

March 1, 2006

Filing Clerk

U.S. Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Northstar Neuroscience, Inc.

CIK No. 0001351509

Registration Statement on Form S-1

Filed on March 1, 2006

Ladies and Gentlemen:

On behalf of our client, Northstar Neuroscience, Inc., enclosed please find an initial Registration Statement on Form S-1 filed in connection with the proposed initial public offering of the common stock of Northstar Neuroscience, Inc.

If you have any questions, please contact me at (206) 839-4823.

Very truly yours,

DLA Piper Rudnick Gray Cary US LLP

/s/ Mark F. Hoffman

Mark F. Hoffman

Attorney

mark.hoffman@dlapiper.com

Admitted to practice in Washington

Serving clients globally